S000070976 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
iShares Intermediate Muni Income Active ETF | iShares Intermediate Muni Income Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	2.44%	5.78%	(6.69%)

[1]	The Fund’s year-to-date return as of September 30, 2025 was 3.77%.